STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
Currency translation differences tax
Transfers to income statement tax
The Bank [member]
Currency translation differences tax
Transfers to income statement tax